Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Property, plant and equipment
5.
Property, plant and equipment
i)
Reconciliation of carrying amount

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2022		62	228	470	39	799
Additions		22	50	65	11	148
Acquisition through business combination	28	1	54	1	11	67
Write-offs/disposal		(1)	(33)	(26)	—	(60)
Effects of movements in exchange rates		(3)	(8)	(6)	(3)	(20)
At December 31, 2022		81	291	504	58	934
Additions		4	24	130	11	169
Write-offs/disposal		(7)	(14)	(50)	(1)	(72)
Effects of movements in exchange rates		*	(4)	8	(1)	3
At December 31, 2023		78	297	592	67	1,034

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2022		47	67	223	21	358
Depreciation for the year		13	48	58	10	129
Write-offs/disposal		(1)	(23)	(14)	—	(38)
Impairment (reversal) loss of PPE		—	6	(3)	—	3
Effects of movements in exchange rates		(2)	(4)	(2)	(2)	(10)
At December 31, 2022		57	94	262	29	442
Depreciation for the year		12	42	65	9	128
Write-offs/disposal		(6)	(9)	(34)	(1)	(50)
Impairment (reversal) loss of PPE		—	—	*	—	*
Effects of movements in exchange rates		*	(2)	5	(1)	2
At December 31, 2023		63	125	298	36	522
Carrying amounts
At January 1, 2022		15	161	247	18	441
At December 31, 2022		24	197	242	29	492
At December 31, 2023		15	172	294	31	512

* Amount less than $1 million

Property, plant and equipment includes right-of-use assets of $143 million (2022: $171 million) relating to leased properties and motor vehicles (see Note 25). During the financial year, the Group acquired motor vehicles with an aggregate cost of $130 million (2022: $65 million) for cash payments of $43 million (2022: $11 million), secured bank loan financing of $80 million (2022: $18 million) and lease liabilities of $7 million (2022: $36 million).

ii)
Depreciation of property, plant and equipment

Property, plant and equipment is depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year. The depreciation expense recorded for the year is $128 million (2022: $129 million; 2021: $109 million).

The reviews performed in 2023, 2022 and 2021 did not result in any changes in estimated useful life or residual value.